Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,186	$ 8,024
Accumulated Amortization	6,402	5,615
Estimated amortization expense	1,784	2,409
MSRs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	912	750
Accumulated Amortization	250	162
Estimated amortization expense	662	588
Core deposit intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,274	7,274
Accumulated Amortization	6,152	5,453
Estimated amortization expense	$ 1,122	$ 1,821